Equipment Loans - Schedule of Future Equipment Loan Maturities (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 911,800	$ 773,700
2021	774,500	815,500
2022	568,200	835,800
2023	73,500	644,800
2024		407,000
Equipment Loans	$ 3,191,600	$ 3,476,800	$ 997,400